VIRTUS International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
($ reported in thousands)

	Shares	Value
Preferred Stocks—2.2%
Chile—1.5%
Embotelladora Andina S.A., 5.060%	184,463	$864
Colombia—0.7%
Grupo Cibest S.A., 7.160%	25,275	400
Total Preferred Stocks (Identified Cost $836)		1,264

Common Stocks—94.4%
Australia—2.2%
Deterra Royalties Ltd.	92,569	252
JB Hi-Fi Ltd.	6,267	402
Ramelius Resources Ltd.	200,651	557
		1,211

Austria—0.4%
BAWAG Group AG(1)	1,654	251
Belgium—0.7%
Proximus SADP	22,041	183
Viohalco S.A.	14,027	196
		379

Bermuda—0.4%
First Pacific Co., Ltd.	322,000	247
Brazil—1.8%
Cia de Saneamento de Minas Gerais Copasa MG	90,000	722
Cury Construtora e Incorporadora S.A.	50,700	298
		1,020

Canada—6.1%
Centerra Gold, Inc.	51,586	743
Chemtrade Logistics Income Fund	28,518	306
Finning International, Inc.	6,550	355
iA Financial Corp., Inc.	4,895	634
Parex Resources, Inc.	38,288	515
SSR Mining, Inc.(1)	17,847	391
Transcontinental, Inc. Class A	30,021	497
		3,441

Cayman Islands—3.2%
Consun Pharmaceutical Group Ltd.	162,000	326
Fufeng Group Ltd.	207,000	210
SITC International Holdings Co., Ltd.	313,000	1,120
United Laboratories International Holdings Ltd. (The)	94,000	140
		1,796

	Shares	Value

China—3.6%
VTech Holdings Ltd. (Hong Kong)	95,200	$750
Weibo Corp. Sponsored ADR	30,390	311
Zhejiang NHU Co., Ltd. Class A	275,300	992
		2,053

Denmark—0.6%
Alm. Brand A/S	118,101	351
Germany—1.6%
Friedrich Vorwerk Group SE	1,673	160
Nagarro SE	1,958	176
Talanx AG	4,077	545
		881

Greece—1.3%
HELLENiQ ENERGY Holdings S.A.	24,526	241
National Bank of Greece S.A.	30,796	470
		711

Hungary—1.3%
Magyar Telekom Telecommunications plc ADR	75,242	413
Richter Gedeon Nyrt	10,649	321
		734

India—5.0%
Chambal Fertilisers & Chemicals Ltd.	79,123	424
GE Vernova T&D India Ltd.	5,517	192
Gillette India Ltd.	2,198	205
Jio Financial Services Ltd.	45,412	149
National Aluminium Co., Ltd.	371,830	1,300
UTI Asset Management Co., Ltd.	15,003	189
Vedanta Ltd.	55,801	375
		2,834

Indonesia—0.7%
Aneka Tambang Tbk	1,178,100	223
United Tractors Tbk PT	103,500	183
		406

Israel—0.8%
Camtek Ltd.(1)	2,323	247
Phoenix Financial Ltd.	4,596	190
		437

Italy—5.5%
A2A SpA	328,576	892
Banca Mediolanum SpA	49,824	1,140
Hera SpA	131,430	621
Italgas SpA	19,248	215
	Shares	Value

Italy—continued
Webuild SpA	57,547	$232
		3,100

Japan—23.9%
77 Bank Ltd. (The)	10,000	481
DTS Corp.	34,800	273
Hanwa Co., Ltd.	15,400	705
Idemitsu Kosan Co., Ltd.	110,900	838
Japan Petroleum Exploration Co., Ltd.	33,500	336
Kanamoto Co., Ltd.	18,200	455
Kanematsu Corp.	29,000	333
Kawada Technologies, Inc.	10,100	282
Koa Corp.	42,200	370
Kumagai Gumi Co., Ltd.	76,100	751
MCJ Co., Ltd.	15,800	163
NIPPON REIT Investment Corp.	249	157
Onward Holdings Co., Ltd.	62,500	293
Osaka Organic Chemical Industry Ltd.	26,100	666
Raito Kogyo Co., Ltd.	10,400	225
Seiko Group Corp.	14,100	655
Shibaura Mechatronics Corp.	6,400	774
Shimizu Corp.	20,700	353
Starts Corp., Inc.	10,000	305
Systena Corp.	266,700	875
Toa Corp.	28,800	520
Tokyu Construction Co., Ltd.	19,800	165
Toyo Seikan Group Holdings Ltd.	5,300	129
Toyo Tire Corp.	41,400	1,146
Toyobo Co., Ltd.	58,900	474
Toyota Boshoku Corp.	13,200	212
TRE Holdings Corp.	81,600	838
TV Asahi Holdings Corp.	16,700	355
Uchida Yoko Co., Ltd.	2,200	151
YAMABIKO Corp.	8,100	154
		13,434

Netherlands—0.8%
ABN AMRO Bank N.V. CVA GDR	7,855	275
Van Lanschot Kempen N.V.	2,724	169
		444

Norway—0.8%
Storebrand ASA	26,267	450
Panama—0.3%
Banco Latinoamericano de Comercio Exterior S.A. Class E	3,756	168
Singapore—3.0%
First Resources Ltd.	159,100	259
Singapore Technologies Engineering Ltd.	63,400	415
See Notes to Schedule of Investments

VIRTUS International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
	Shares	Value

Singapore—continued
Yangzijiang Shipbuilding Holdings Ltd.	366,100	$991
		1,665

South Africa—3.7%
AVI Ltd.	101,817	649
Nedbank Group Ltd.	14,247	229
Resilient REIT Ltd.	73,398	354
Santam Ltd.	15,446	399
Telkom S.A. SOC Ltd.	49,176	175
Tiger Brands Ltd.	11,846	262
		2,068

South Korea—3.6%
GS Retail Co., Ltd.	27,612	385
HD Hyundai Co., Ltd.	6,430	841
Hyosung Corp.	3,161	252
JB Financial Group Co., Ltd.	7,548	134
NH Investment & Securities Co., Ltd.	8,637	127
TES Co., Ltd.	9,283	287
		2,026

Spain—2.1%
Bankinter S.A.	52,051	866
Logista Integral S.A.	9,566	338
		1,204

Sweden—3.8%
Ambea AB	54,612	838
Betsson AB Class B	15,303	246
Clas Ohlson AB Class B	19,414	640
NCC AB Class B	18,372	439
		2,163

Switzerland—2.7%
Coca-Cola HBC AG(1)	18,778	972
Kardex Holding AG Registered Shares	387	135
Swissquote Group Holding S.A. Registered Shares	291	179
	Shares	Value

Switzerland—continued
Zehnder Group AG	2,060	$213
		1,499

Taiwan—3.7%
Asia Vital Components Co., Ltd.	6,000	288
ASPEED Technology, Inc.	2,000	462
ASROCK, Inc.	22,000	174
Brillian Network & Automation Integrated System Co., Ltd.	19,000	231
Global Mixed Mode Technology, Inc.	25,000	167
Posiflex Technology, Inc.	40,000	225
Taichung Commercial Bank Co., Ltd.	379,234	251
Wiwynn Corp.	2,000	286
		2,084

United Arab Emirates—1.0%
Parkin Co. PJSC	349,786	542
United Kingdom—9.3%
Central Asia Metals plc	64,391	163
Drax Group plc	115,788	1,306
Firstgroup plc	120,530	310
Investec plc	30,442	226
Keller Group plc	23,209	521
Lion Finance Group plc	9,502	1,191
Mears Group plc	101,522	490
Mitie Group plc	296,005	664
MONY Group plc	88,306	219
OSB Group plc	20,319	175
		5,265

United States—0.5%
Knowles Corp.(1)	13,709	294
Total Common Stocks (Identified Cost $39,186)		53,158

Total Long-Term Investments—96.6% (Identified Cost $40,022)		54,422

	Shares	Value

Short-Term Investment—0.6%
Money Market Mutual Fund—0.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.652%)(2)	322,504	$323
Total Short-Term Investment (Identified Cost $323)		323

TOTAL INVESTMENTS—97.2% (Identified Cost $40,345)		$54,745
Other assets and liabilities, net—2.8%		1,561
NET ASSETS—100.0%		$56,306

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
GS	Goldman Sachs & Co.
PJSC	Public Joint Stock Company
plc	Public Limited Company
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
Japan	24%
United Kingdom	10
Canada	6
Italy	6
India	5
Sweden	4
Taiwan	4
Other	41
Total	100%
† % of total investments as of December 31, 2025.
See Notes to Schedule of Investments

VIRTUS International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Preferred Stocks	$1,264	$1,264
Common Stocks	53,158	53,158
Money Market Mutual Fund	323	323
Total Investments	$54,745	$54,745
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2025.
There were no transfers into or out of Level 3 related to securities held at December 31, 2025.
See Notes to Schedule of Investments

VIRTUS International Small-Cap Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.